Document and Entity Information	May 17, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2023
Entity Registrant Name	SHUAA PARTNERS ACQUISITION CORP I
Entity Central Index Key	0001886268
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41311
Entity Tax Identification Number	98-1627500
Entity Address, Address Line One	190 Elgin Avenue
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9008
Entity Incorporation, State or Country Code	E9
City Area Code	971
Local Phone Number	4 330 3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A Ordinary Shares And Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	SHUAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001
Trading Symbol	SHUA
Security Exchange Name	NASDAQ
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	SHUAW
Security Exchange Name	NASDAQ